Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2016
Investment in Securities

Investment in securities as of March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Trading securities*	¥1,190,131	¥725,821
Available-for-sale securities	1,356,840	1,347,890
Held-to-maturity securities	115,599	114,858
Other securities	183,687	156,223

Total	¥2,846,257	¥2,344,792

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥1,165,347 million and ¥704,313 million as of March 31, 2015 and March 31, 2016, respectively.

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2015 and 2016 are as follows:

March 31, 2015

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥517,500	¥10,127	¥(35)	¥527,592
Japanese prefectural and foreign municipal bond securities	155,943	5,644	(110)	161,477
Corporate debt securities	283,859	3,891	(137)	287,613
Specified bonds issued by SPEs in Japan	7,257	54	(31)	7,280
CMBS and RMBS in the Americas	67,049	3,073	(146)	69,976
Other asset-backed securities and debt securities	147,308	1,286	(624)	147,970
Equity securities	104,096	52,568	(1,732)	154,932

	1,283,012	76,643	(2,815)	1,356,840

Held-to-maturity:
Japanese government bond securities and other	115,599	14,490	(112)	129,977

	¥1,398,611	¥91,133	¥(2,927)	¥1,486,817

March 31, 2016

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥464,854	¥32,501	¥0	¥497,355
Japanese prefectural and foreign municipal bond securities	165,465	4,106	(37)	169,534
Corporate debt securities	403,349	7,443	(13)	410,779
Specified bonds issued by SPEs in Japan	3,422	39	0	3,461
CMBS and RMBS in the Americas	97,692	1,906	(2,412)	97,186
Other asset-backed securities and debt securities	63,079	1,744	(6,593)	58,230
Equity securities	85,452	33,492	(7,599)	111,345

	1,283,313	81,231	(16,654)	1,347,890

Held-to-maturity:
Japanese government bond securities and other	114,858	30,662	0	145,520

	¥1,398,171	¥111,893	¥(16,654)	¥1,493,410

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2015 and 2016, respectively:

March 31, 2015

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥5,407	¥(35)	¥0	¥0	¥5,407	¥(35)
Japanese prefectural and foreign municipal bond securities	44,782	(110)	0	0	44,782	(110)
Corporate debt securities	81,108	(58)	6,363	(79)	87,471	(137)
Specified bonds issued by SPEs in Japan	0	0	1,269	(31)	1,269	(31)
CMBS and RMBS in the Americas	9,754	(31)	506	(115)	10,260	(146)
Other asset-backed securities and debt securities	10,950	(304)	8,127	(320)	19,077	(624)
Equity securities	6,640	(1,723)	585	(9)	7,225	(1,732)

	158,641	(2,261)	16,850	(554)	175,491	(2,815)

Held-to-maturity:
Japanese government bond securities and other	4,889	(112)	0	0	4,889	(112)

	¥163,530	¥(2,373)	¥16,850	¥(554)	¥180,380	¥(2,927)

March 31, 2016

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese prefectural and foreign municipal bond securities	¥14,821	¥(30)	¥554	¥(7)	¥15,375	¥(37)
Corporate debt securities	32,969	(13)	1,802	0	34,771	(13)
CMBS and RMBS in the Americas	55,226	(2,234)	5,002	(178)	60,228	(2,412)
Other asset-backed securities and debt securities	14,220	(1,857)	18,846	(4,736)	33,066	(6,593)
Equity securities	17,040	(7,550)	594	(49)	17,634	(7,599)

	¥134,276	¥(11,684)	¥26,798	¥(4,970)	¥161,074	¥(16,654)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Total other-than-temporary impairment losses	¥7,992	¥9,077	¥4,517
Portion of loss recognized in other comprehensive income (before taxes)	(3)	(80)	(2)

Net impairment losses recognized in earnings	¥7,989	¥8,997	¥4,515

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Beginning	¥7,809	¥1,991	¥2,633
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	8	456	0
Credit loss for which an other-than-temporary impairment was previously recognized	239	282	49
Reduction during the period:
For securities sold or redeemed	(3,609)	(44)	(604)
Due to change in intent to sell or requirement to sell	(2,456)	(52)	(665)

Ending	¥1,991	¥2,633	¥1,413

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held as of March 31, 2016:

Available-for-sale securities held as of March 31, 2016:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥98,357	¥99,607
Due after one to five years	386,050	388,102
Due after five to ten years	375,770	387,105
Due after ten years	337,684	361,731

	¥1,197,861	¥1,236,545

Held-to-maturity securities held as of March 31, 2016:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥294	¥294
Due after ten years	114,564	145,226

	¥114,858	¥145,520